Regulatory capital requirements (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2013
Total Capital (to Risk-Weighted Assets):
Corporation	$4,761,555	20.42%	$1,865,494	8%
BPPR	2,607,018	14.76	1,413,292	8
BPNA	1,400,740	25.47	439,908	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,464,742	19.15%	$932,747	4%
BPPR	2,381,347	13.48	706,646	4
BPNA	1,331,471	24.21	219,954	4

Tier I Capital (to Average Assets):
Corporation	$4,464,742	12.85%	$1,042,384	3%
			1,389,845	4
BPPR	2,381,347	9.21	775,562	3
			1,034,083	4
BPNA	1,331,471	15.92	250,931	3
			334,575	4

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2012
Total Capital (to Risk-Weighted Assets):
Corporation	$4,357,148	18.63%	$1,871,326	8%
BPPR	2,699,339	15.25	1,415,630	8
BPNA	1,290,343	24.04	429,387	8

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,058,242	17.35%	$935,663	4%
BPPR	2,288,076	12.93	707,815	4
BPNA	1,221,893	22.77	214,693	4

Tier I Capital (to Average Assets):
Corporation	$4,058,242	11.52%	$1,056,785	3%
			1,409,047	4
BPPR	2,288,076	8.65	793,517	3
			1,058,023	4
BPNA	1,221,893	15.00	244,390	3
			325,853	4

Schedule Of Minimum Amount And Ratios To Be Categorized As Well Capitalized [Table Text Block]
	2013		2012
(In thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,766,615	10%	$1,769,537	10%
BPNA	549,885	10	536,733	10

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,059,969	6%	$1,061,722	6%
BPNA	329,931	6	322,040	6

Tier I Capital (to Average Assets):
BPPR	$1,292,604	5%	$1,322,529	5%
BPNA	418,219	5	407,316	5